SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Contract Assetsliabilities
Billings in advance of performance obligation under contracts	$ 131,564	$ 101,718	$ 62,779